Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net loss attributable to common shareholders	$ (20,246)	$ (10,096)	$ (44,717)	$ (34,472)	$ (46,155)		$ (147,684)
Denominator:
Weighted-average common shares outstanding - basic	49,795	34,523	39,819	34,455	34,472	[1]	34,202	[1]
Basic Loss per common share	$ (0.41)	$ (0.29)	$ (1.12)	$ (1.00)	$ (1.34)	[1]	$ (4.32)	[1]
Numerator:
Net loss attributable to common shareholders	$ (20,246)	$ (10,096)	$ (44,717)	$ (34,472)	$ (46,155)		$ (147,684)
Net loss attributable to common shareholders - diluted	$ (20,246)	$ (10,096)	$ (44,717)	$ (34,472)	$ (46,155)		$ (147,684)
Denominator:
Weighted-average common shares outstanding - basic	49,795	34,523	39,819	34,455	34,472	[1]	34,202	[1]
Weighted-average common shares outstanding - diluted	49,795	34,523	39,819	34,455	34,472	[1]	34,202	[1]
Dilutive loss per common share	$ (0.41)	$ (0.29)	$ (1.12)	$ (1.00)	$ (1.34)	[1]	$ (4.32)	[1]
Warrants
Earnings per Share
Antidilutive securities			19,900
Units options
Earnings per Share
Antidilutive securities			1,600	15,300	3,200		2,500
Denominator:
Impact of if-converted securities			1,600
Restricted common shares
Earnings per Share
Antidilutive securities			1,100	9,100	1,000		1,400
Denominator:
Impact of if-converted securities			1,000
CEP units
Earnings per Share
Antidilutive securities				222,200	239,200		222,200
Denominator:
Impact of if-converted securities			23,300

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.